PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3
Additions	34.6	20.1	16.7	0.2	197.2	268.8
Disposals	(3.6)	(3.2)	(0.1)	(0.6)	—	(7.5)
Depreciation	(23.3)	(113.2)	(21.2)	(5.4)	—	(163.1)
(Impairment) reversal – net	—	2.1	(0.1)	(0.3)	—	1.7
Purchase of assets under lease (Note 15)	—	34.6	—	—	—	34.6
Transfers and others	27.6	208.8	(5.5)	6.0	(231.5)	5.4
Foreign currency exchange differences	13.7	88.6	3.1	5.1	7.4	117.9
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1
Additions	22.0	33.5	19.1	14.0	241.2	329.8
Disposals	(0.2)	(3.6)	(0.2)	(0.3)	—	(4.3)
Disposal of discontinued operations (Note 2)	(0.4)	(2.3)	(3.9)	—	(0.3)	(6.9)
Depreciation	(27.1)	(127.3)	(22.6)	(5.8)	—	(182.8)
Impairment	—	(4.4)	(0.2)	(0.6)	—	(5.2)
Transfers and others	22.3	170.5	10.1	(4.4)	(211.1)	(12.6)
Foreign currency exchange differences	1.3	8.5	0.2	0.2	0.3	10.5
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$623.9	$2,558.1	$208.9	$103.1	$229.5	$3,723.5
Accumulated depreciation and impairment	(254.8)	(905.2)	(149.8)	(26.6)	—	(1,336.4)
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1
Cost	$666.9	$2,694.0	$223.5	$108.6	$259.6	$3,952.6
Accumulated depreciation and impairment	(279.9)	(966.2)	(161.9)	(29.0)	—	(1,437.0)
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6

During the year ended March 31, 2024, depreciation of $180.9 million (2023 – $160.7 million) has been recorded in cost of sales, $0.5 million (2023 – $0.2 million) in selling, general and administrative expenses and $1.4 million (2023 – $2.2 million) in net income from discontinued operations.